Submission	Aug. 26, 2025
Submission [Line Items]
Central Index Key	0001992508
Registrant Name	21Shares Ethereum ETF
Registration File Number	333-274364
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A